Columbia Capital Allocation Portfolios
Third Quarter Report
October 31, 2024 (Unaudited)
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Aggressive Portfolio

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, October 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 19.8%
	Shares	Value ($)
International 4.9%
Columbia Overseas Core Fund, Institutional 3 Class(a)	725,013	7,670,639
U.S. Large Cap 14.1%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	188,501	7,249,764
Columbia Disciplined Core Fund, Institutional 3 Class(a)	384,061	6,217,951
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	18,943	1,443,647
Columbia Large Cap Value Fund, Institutional 3 Class(a)	67,905	1,210,739
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	290,843	6,142,596
Total		22,264,697
U.S. Small Cap 0.8%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	23,138	612,688
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	21,502	615,409
Total		1,228,097
Total Equity Funds (Cost $27,420,209)		31,163,433

Fixed Income Funds 69.7%

Emerging Markets 2.0%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	327,217	3,128,199
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 7.5%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,074,245	11,784,469
Investment Grade 60.2%
Columbia Bond Fund, Institutional 3 Class(a)	1,064,771	31,474,637
Columbia Corporate Income Fund, Institutional 3 Class(a)	2,021,906	18,480,225
Columbia Quality Income Fund, Institutional 3 Class(a)	1,261,305	22,249,411
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,294,359	22,851,812
Total		95,056,085
Total Fixed Income Funds (Cost $123,430,844)		109,968,753

Money Market Funds 10.3%

Columbia Short-Term Cash Fund, 5.040%(a),(c)	16,301,041	16,297,780
Total Money Market Funds (Cost $16,295,977)		16,297,780
Total Investments in Securities (Cost: $167,147,030)		157,429,966
Other Assets & Liabilities, Net		324,834
Net Assets		157,754,800
At October 31, 2024, securities and/or cash totaling $691,299 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,130,000 EUR	1,259,340 USD	Barclays	11/08/2024	29,982	—
1,212,797 USD	934,000 GBP	Barclays	11/08/2024	—	(8,458)
1,650,560 USD	2,642,000 NZD	Barclays	11/08/2024	—	(71,395)
1,532,000 CHF	1,817,147 USD	Citi	11/08/2024	42,305	—
1,659,868 USD	16,826,000 SEK	Goldman Sachs International	11/08/2024	—	(80,323)
2,491,503 USD	3,647,000 AUD	HSBC	11/08/2024	—	(91,310)
302,000 CHF	349,073 USD	Morgan Stanley	11/08/2024	—	(798)
1,593,047 USD	2,214,000 CAD	Morgan Stanley	11/08/2024	—	(2,729)
709,825 USD	533,000 GBP	Morgan Stanley	11/08/2024	—	(22,553)
3,293,077 USD	34,525,000 NOK	Morgan Stanley	11/08/2024	—	(154,422)
931,000 CHF	1,099,628 USD	State Street	11/08/2024	21,053	—

Columbia Capital Allocation Conservative Portfolio | 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,469,000 GBP	1,950,758 USD	State Street	11/08/2024	56,568	—
243,946,000 JPY	1,593,085 USD	State Street	11/08/2024	—	(13,283)
841,670 USD	8,502,000 SEK	State Street	11/08/2024	—	(43,542)
1,483,000 EUR	1,657,863 USD	UBS	11/08/2024	44,467	—
335,000 EUR	364,239 USD	UBS	11/08/2024	—	(217)
2,642,000 NZD	1,653,879 USD	UBS	11/08/2024	74,713	—
8,347,000 SEK	782,514 USD	UBS	11/08/2024	—	(1,063)
255,631,000 JPY	1,774,747 USD	Wells Fargo	11/08/2024	91,434	—
793,877 USD	1,206,000 AUD	Wells Fargo	11/08/2024	—	(175)
1,799,414 USD	255,631,000 JPY	Wells Fargo	11/08/2024	—	(116,100)
Total				360,522	(606,368)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	10	11/2024	EUR	736,100	—	(21,736)
FTSE/MIB Index	4	12/2024	EUR	681,520	9,247	—
IBEX 35 Index	7	11/2024	EUR	815,381	—	(18,304)
MSCI Emerging Markets Index	13	12/2024	USD	732,225	18,598	—
MSCI Emerging Markets Index	14	12/2024	USD	788,550	—	(4,998)
Russell 2000 Index E-mini	7	12/2024	USD	773,010	823	—
S&P 500 Index E-mini	7	12/2024	USD	2,008,475	16,842	—
U.S. Treasury 10-Year Note	47	12/2024	USD	5,192,031	—	(170,464)
Total					45,510	(215,502)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(5)	12/2024	EUR	(2,394,000)	—	(47,041)
MSCI EAFE Index	(9)	12/2024	USD	(1,057,590)	39,831	—
Total					39,831	(47,041)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	34,603,664	1,241,982	(5,166,268)	795,259	31,474,637	—	(938,801)	1,087,809	1,064,771
Columbia Contrarian Core Fund, Institutional 3 Class
	7,842,367	169,320	(1,648,454)	886,531	7,249,764	—	348,888	—	188,501
Columbia Corporate Income Fund, Institutional 3 Class
	20,301,581	708,859	(3,025,427)	495,212	18,480,225	—	(529,200)	660,667	2,021,906
Columbia Disciplined Core Fund, Institutional 3 Class
	6,792,153	154,444	(1,753,693)	1,025,047	6,217,951	—	208,200	—	384,061
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	3,461,089	163,169	(743,570)	247,511	3,128,199	—	(139,504)	134,326	327,217
Columbia High Yield Bond Fund, Institutional 3 Class
	12,938,669	628,137	(2,252,930)	470,593	11,784,469	—	(230,927)	545,410	1,074,245
Columbia Capital Allocation Conservative Portfolio | 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Large Cap Growth Fund, Institutional 3 Class
	2,538,380	427,287	(1,716,480)	194,460	1,443,647	—	196,314	—	18,943
Columbia Large Cap Value Fund, Institutional 3 Class
	—	1,199,908	—	10,831	1,210,739	—	—	4,908	67,905
Columbia Overseas Core Fund, Institutional 3 Class
	8,530,309	215,298	(1,558,150)	483,182	7,670,639	—	130,440	70,211	725,013
Columbia Quality Income Fund, Institutional 3 Class
	24,674,963	981,560	(3,996,942)	589,830	22,249,411	—	(766,523)	754,684	1,261,305
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	6,799,298	415,068	(1,466,408)	394,638	6,142,596	184,017	398,954	16,779	290,843
Columbia Select Small Cap Value Fund, Institutional 3 Class
	669,968	28,507	(194,728)	108,941	612,688	—	(11,906)	—	23,138
Columbia Short-Term Cash Fund, 5.040%
	15,617,498	5,462,700	(4,781,866)	(552)	16,297,780	—	554	642,425	16,301,041
Columbia Small Cap Growth Fund, Institutional 3 Class
	690,538	46,525	(357,728)	236,074	615,409	—	(95,102)	—	21,502
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	25,013,974	734,900	(2,875,374)	(21,688)	22,851,812	—	(237,682)	597,594	2,294,359
Total	170,474,451			5,915,869	157,429,966	184,017	(1,666,295)	4,514,813

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2024.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Capital Allocation Conservative Portfolio | 2024

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 34.6%
	Shares	Value ($)
International 8.8%
Columbia Overseas Core Fund, Institutional 3 Class(a)	2,829,335	29,934,361
U.S. Large Cap 24.4%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	660,124	25,388,381
Columbia Disciplined Core Fund, Institutional 3 Class(a)	1,560,084	25,257,761
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	50,929	3,881,310
Columbia Large Cap Value Fund, Institutional 3 Class(a)	187,235	3,338,399
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	1,184,471	25,016,026
Total		82,881,877
U.S. Small Cap 1.4%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	89,158	2,360,906
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	81,690	2,337,982
Total		4,698,888
Total Equity Funds (Cost $100,793,151)		117,515,126

Fixed Income Funds 60.0%

Emerging Markets 1.4%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	508,045	4,856,906
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 8.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,493,895	27,358,034
Investment Grade 50.6%
Columbia Bond Fund, Institutional 3 Class(a)	1,730,080	51,141,155
Columbia Corporate Income Fund, Institutional 3 Class(a)	3,986,654	36,438,021
Columbia Quality Income Fund, Institutional 3 Class(a)	2,405,704	42,436,610
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,212,294	41,954,451
Total		171,970,237
Total Fixed Income Funds (Cost $232,479,276)		204,185,177

Money Market Funds 5.2%

Columbia Short-Term Cash Fund, 5.040%(a),(c)	17,623,759	17,620,234
Total Money Market Funds (Cost $17,619,504)		17,620,234
Total Investments in Securities (Cost: $350,891,931)		339,320,537
Other Assets & Liabilities, Net		816,816
Net Assets		340,137,353
At October 31, 2024, securities and/or cash totaling $1,699,223 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,035,000 EUR	3,382,386 USD	Barclays	11/08/2024	80,527	—
3,248,842 USD	2,502,000 GBP	Barclays	11/08/2024	—	(22,658)
4,411,281 USD	7,061,000 NZD	Barclays	11/08/2024	—	(190,809)
4,033,000 CHF	4,783,650 USD	Citi	11/08/2024	111,368	—
4,436,246 USD	44,970,000 SEK	Goldman Sachs International	11/08/2024	—	(214,675)
6,672,472 USD	9,767,000 AUD	HSBC	11/08/2024	—	(244,536)
864,000 CHF	998,671 USD	Morgan Stanley	11/08/2024	—	(2,284)
4,299,211 USD	5,975,000 CAD	Morgan Stanley	11/08/2024	—	(7,366)
1,860,462 USD	1,397,000 GBP	Morgan Stanley	11/08/2024	—	(59,111)
8,855,969 USD	92,847,000 NOK	Morgan Stanley	11/08/2024	—	(415,282)
2,564,000 CHF	3,028,406 USD	State Street	11/08/2024	57,979	—
Columbia Capital Allocation Moderate Conservative Portfolio | 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,904,000 GBP	5,184,317 USD	State Street	11/08/2024	150,335	—
658,341,000 JPY	4,299,286 USD	State Street	11/08/2024	—	(35,846)
2,263,658 USD	22,866,000 SEK	State Street	11/08/2024	—	(117,106)
3,963,000 EUR	4,430,285 USD	UBS	11/08/2024	118,829	—
957,000 EUR	1,040,527 USD	UBS	11/08/2024	—	(620)
7,061,000 NZD	4,420,151 USD	UBS	11/08/2024	199,678	—
22,009,000 SEK	2,063,299 USD	UBS	11/08/2024	—	(2,802)
673,114,000 JPY	4,673,170 USD	Wells Fargo	11/08/2024	240,758	—
2,192,049 USD	3,330,000 AUD	Wells Fargo	11/08/2024	—	(483)
4,738,121 USD	673,114,000 JPY	Wells Fargo	11/08/2024	—	(305,709)
Total				959,474	(1,619,287)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	25	11/2024	EUR	1,840,250	—	(54,340)
FTSE/MIB Index	11	12/2024	EUR	1,874,180	25,430	—
IBEX 35 Index	16	11/2024	EUR	1,863,728	—	(41,838)
MSCI Emerging Markets Index	37	12/2024	USD	2,084,025	52,934	—
MSCI Emerging Markets Index	30	12/2024	USD	1,689,750	—	(10,710)
Russell 2000 Index E-mini	13	12/2024	USD	1,435,590	1,528	—
S&P 500 Index E-mini	23	12/2024	USD	6,599,275	55,338	—
U.S. Treasury 10-Year Note	89	12/2024	USD	9,831,719	—	(322,794)
Total					135,230	(429,682)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(12)	12/2024	EUR	(5,745,600)	—	(112,899)
MSCI EAFE Index	(24)	12/2024	USD	(2,820,240)	106,216	—
Total					106,216	(112,899)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	53,556,382	1,780,623	(4,871,952)	676,102	51,141,155	—	(852,500)	1,733,939	1,730,080
Columbia Contrarian Core Fund, Institutional 3 Class
	26,799,030	220,950	(4,862,846)	3,231,247	25,388,381	—	995,839	—	660,124
Columbia Corporate Income Fund, Institutional 3 Class
	37,743,062	1,296,872	(3,093,998)	492,085	36,438,021	—	(528,547)	1,272,664	3,986,654
Columbia Disciplined Core Fund, Institutional 3 Class
	26,370,177	138,315	(5,155,552)	3,904,821	25,257,761	—	1,013,141	—	1,560,084
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	5,340,712	224,874	(995,705)	287,025	4,856,906	—	(110,338)	214,200	508,045
Columbia High Yield Bond Fund, Institutional 3 Class
	28,448,829	1,279,687	(3,237,061)	866,579	27,358,034	—	(305,741)	1,238,598	2,493,895

Columbia Capital Allocation Moderate Conservative Portfolio | 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Large Cap Growth Fund, Institutional 3 Class
	6,976,472	740,101	(4,420,048)	584,785	3,881,310	—	532,873	—	50,929
Columbia Large Cap Value Fund, Institutional 3 Class
	—	3,308,532	—	29,867	3,338,399	—	—	13,533	187,235
Columbia Overseas Core Fund, Institutional 3 Class
	31,582,883	367,311	(3,972,839)	1,957,006	29,934,361	—	358,195	269,910	2,829,335
Columbia Quality Income Fund, Institutional 3 Class
	44,960,645	1,477,829	(4,630,453)	628,589	42,436,610	—	(894,292)	1,415,178	2,405,704
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	26,469,233	1,069,284	(4,425,092)	1,902,601	25,016,026	745,791	1,228,899	68,002	1,184,471
Columbia Select Small Cap Value Fund, Institutional 3 Class
	2,408,962	30,811	(417,380)	338,513	2,360,906	—	18,476	—	89,158
Columbia Short-Term Cash Fund, 5.040%
	16,334,981	13,272,512	(11,987,474)	215	17,620,234	—	(173)	682,859	17,623,759
Columbia Small Cap Growth Fund, Institutional 3 Class
	2,479,957	55,399	(876,666)	679,292	2,337,982	—	(167,448)	—	81,690
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	43,595,510	1,114,887	(2,660,320)	(95,626)	41,954,451	—	(334,188)	1,072,994	4,212,294
Total	353,066,835			15,483,101	339,320,537	745,791	954,196	7,981,877

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2024.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Moderate Conservative Portfolio | 2024

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, October 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 49.2%
	Shares	Value ($)
International 12.9%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	1,525,464	20,975,134
Columbia Overseas Core Fund, Institutional 3 Class(a)	10,892,845	115,246,295
Total		136,221,429
U.S. Large Cap 34.3%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,400,024	92,304,907
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	1,254,599	95,613,013
Columbia Large Cap Value Fund, Institutional 3 Class(a)	4,529,224	80,756,062
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	4,377,835	92,459,875
Total		361,133,857
U.S. Small Cap 2.0%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	401,997	10,644,887
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	373,840	10,699,308
Total		21,344,195
Total Equity Funds (Cost $449,228,392)		518,699,481

Fixed Income Funds 48.6%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,679,883	16,059,683
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 10.7%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	10,319,545	113,205,406
Investment Grade 36.4%
Columbia Bond Fund, Institutional 3 Class(a)	4,333,793	128,106,922
Columbia Corporate Income Fund, Institutional 3 Class(a)	9,192,073	84,015,549
Columbia Quality Income Fund, Institutional 3 Class(a)	5,835,481	102,937,894
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	6,875,293	68,477,914
Total		383,538,279
Total Fixed Income Funds (Cost $588,252,342)		512,803,368

Money Market Funds 1.9%

Columbia Short-Term Cash Fund, 5.040%(a),(c)	19,711,766	19,707,824
Total Money Market Funds (Cost $19,707,591)		19,707,824
Total Investments in Securities (Cost: $1,057,188,325)		1,051,210,673
Other Assets & Liabilities, Net		3,068,079
Net Assets		1,054,278,752
At October 31, 2024, securities and/or cash totaling $6,301,645 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
11,296,000 EUR	12,588,940 USD	Barclays	11/08/2024	299,713	—
12,125,374 USD	9,338,000 GBP	Barclays	11/08/2024	—	(84,565)
16,500,604 USD	26,412,000 NZD	Barclays	11/08/2024	—	(713,729)
15,114,000 CHF	17,927,124 USD	Citi	11/08/2024	417,362	—
16,594,143 USD	168,214,000 SEK	Goldman Sachs International	11/08/2024	—	(803,010)
24,906,147 USD	36,457,000 AUD	HSBC	11/08/2024	—	(912,774)
3,225,000 CHF	3,727,680 USD	Morgan Stanley	11/08/2024	—	(8,524)
16,047,748 USD	22,303,000 CAD	Morgan Stanley	11/08/2024	—	(27,494)

Columbia Capital Allocation Moderate Portfolio | 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,925,126 USD	5,200,000 GBP	Morgan Stanley	11/08/2024	—	(220,028)
33,186,206 USD	347,928,000 NOK	Morgan Stanley	11/08/2024	—	(1,556,196)
9,509,000 CHF	11,231,324 USD	State Street	11/08/2024	215,025	—
14,558,000 GBP	19,332,296 USD	State Street	11/08/2024	560,599	—
2,457,315,000 JPY	16,047,457 USD	State Street	11/08/2024	—	(133,800)
8,413,034 USD	84,983,000 SEK	State Street	11/08/2024	—	(435,233)
14,825,000 EUR	16,573,045 USD	UBS	11/08/2024	444,523	—
3,573,000 EUR	3,884,852 USD	UBS	11/08/2024	—	(2,313)
26,412,000 NZD	16,533,780 USD	UBS	11/08/2024	746,905	—
82,142,000 SEK	7,700,644 USD	UBS	11/08/2024	—	(10,458)
2,522,469,000 JPY	17,512,525 USD	Wells Fargo	11/08/2024	902,233	—
8,181,017 USD	12,428,000 AUD	Wells Fargo	11/08/2024	—	(1,802)
17,755,926 USD	2,522,469,000 JPY	Wells Fargo	11/08/2024	—	(1,145,634)
Total				3,586,360	(6,055,560)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	70	11/2024	EUR	5,152,700	—	(152,151)
FTSE/MIB Index	31	12/2024	EUR	5,281,780	71,666	—
IBEX 35 Index	84	11/2024	EUR	9,784,572	—	(219,651)
MSCI Emerging Markets Index	182	12/2024	USD	10,251,150	260,378	—
MSCI Emerging Markets Index	94	12/2024	USD	5,294,550	—	(33,557)
Russell 2000 Index E-mini	34	12/2024	USD	3,754,620	3,996	—
S&P 500 Index E-mini	91	12/2024	USD	26,110,175	218,945	—
U.S. Treasury 10-Year Note	400	12/2024	USD	44,187,500	—	(1,450,760)
Total					554,985	(1,856,119)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(42)	12/2024	EUR	(20,109,600)	—	(395,148)
MSCI EAFE Index	(84)	12/2024	USD	(9,870,840)	371,755	—
Total					371,755	(395,148)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	132,394,833	4,567,986	(10,200,271)	1,344,374	128,106,922	—	(1,790,254)	4,324,637	4,333,793
Columbia Contrarian Core Fund, Institutional 3 Class
	95,492,488	19	(15,255,121)	12,067,521	92,304,907	—	3,129,215	—	2,400,024
Columbia Corporate Income Fund, Institutional 3 Class
	86,252,526	3,081,356	(6,390,633)	1,072,300	84,015,549	—	(1,162,994)	2,924,684	9,192,073
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	16,462,648	681,287	(2,017,502)	933,250	16,059,683	—	(406,919)	673,962	1,679,883
Columbia Capital Allocation Moderate Portfolio | 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Emerging Markets Fund, Institutional 3 Class
	21,202,105	12,678	(2,172,750)	1,933,101	20,975,134	—	858,379	—	1,525,464
Columbia High Yield Bond Fund, Institutional 3 Class
	115,395,006	5,142,810	(10,641,953)	3,309,543	113,205,406	—	(1,033,402)	5,072,078	10,319,545
Columbia Large Cap Growth Fund, Institutional 3 Class
	108,963,836	7,729	(24,587,999)	11,229,447	95,613,013	—	8,091,574	—	1,254,599
Columbia Large Cap Value Fund, Institutional 3 Class
	81,863,237	12,712,377	(20,464,758)	6,645,206	80,756,062	—	3,998,860	1,073,752	4,529,224
Columbia Overseas Core Fund, Institutional 3 Class
	119,332,533	1,081,511	(12,408,542)	7,240,793	115,246,295	—	1,517,641	1,033,516	10,892,845
Columbia Quality Income Fund, Institutional 3 Class
	107,519,666	3,771,204	(9,383,876)	1,030,900	102,937,894	—	(1,645,921)	3,415,051	5,835,481
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	95,661,849	2,993,319	(13,536,332)	7,341,039	92,459,875	2,743,130	4,054,171	250,122	4,377,835
Columbia Select Small Cap Value Fund, Institutional 3 Class
	10,609,395	6,185	(1,334,799)	1,364,106	10,644,887	—	222,572	—	401,997
Columbia Short-Term Cash Fund, 5.040%
	15,941,898	45,992,992	(42,226,718)	(348)	19,707,824	—	455	734,273	19,711,766
Columbia Small Cap Growth Fund, Institutional 3 Class
	10,936,923	1,098	(2,929,367)	2,690,654	10,699,308	—	(413,675)	—	373,840
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	70,358,631	1,926,827	(3,764,870)	(42,674)	68,477,914	—	(647,441)	1,745,069	6,875,293
Total	1,088,387,574			58,159,212	1,051,210,673	2,743,130	14,772,261	21,247,144

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2024.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Capital Allocation Moderate Portfolio | 2024

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 64.8%
	Shares	Value ($)
International 16.0%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	4,982,174	68,504,892
Columbia Overseas Core Fund, Institutional 3 Class(a)	19,147,933	202,585,133
Total		271,090,025
U.S. Large Cap 46.1%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,308,420	204,161,816
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,778,676	211,762,896
Columbia Large Cap Value Fund, Institutional 3 Class(a)	10,020,614	178,667,547
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	8,983,682	189,735,375
Total		784,327,634
U.S. Small Cap 2.7%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	861,663	22,816,828
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	811,979	23,238,836
Total		46,055,664
Total Equity Funds (Cost $942,661,042)		1,101,473,323

Fixed Income Funds 33.1%

Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,803,291	17,239,461
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 9.2%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	14,254,726	156,374,348
Investment Grade 22.9%
Columbia Bond Fund, Institutional 3 Class(a)	4,602,579	136,052,220
Columbia Corporate Income Fund, Institutional 3 Class(a)	10,121,428	92,509,851
Columbia Quality Income Fund, Institutional 3 Class(a)	6,086,346	107,363,144
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,447,602	54,258,119
Total		390,183,334
Total Fixed Income Funds (Cost $637,410,220)		563,797,143

Money Market Funds 1.8%

Columbia Short-Term Cash Fund, 5.040%(a),(c)	30,287,765	30,281,708
Total Money Market Funds (Cost $30,281,908)		30,281,708
Total Investments in Securities (Cost: $1,610,353,170)		1,695,552,174
Other Assets & Liabilities, Net		5,030,270
Net Assets		1,700,582,444
At October 31, 2024, securities and/or cash totaling $10,918,012 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
20,978,000 EUR	23,379,142 USD	Barclays	11/08/2024	556,602	—
22,515,955 USD	17,340,000 GBP	Barclays	11/08/2024	—	(157,031)
30,631,573 USD	49,031,000 NZD	Barclays	11/08/2024	—	(1,324,960)
27,510,000 CHF	32,630,355 USD	Citi	11/08/2024	759,668	—
30,805,223 USD	312,271,000 SEK	Goldman Sachs International	11/08/2024	—	(1,490,701)
46,243,439 USD	67,690,000 AUD	HSBC	11/08/2024	—	(1,694,755)
6,847,000 CHF	7,914,241 USD	Morgan Stanley	11/08/2024	—	(18,096)
30,293,785 USD	42,102,000 CAD	Morgan Stanley	11/08/2024	—	(51,902)
Columbia Capital Allocation Moderate Aggressive Portfolio | 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
12,225,511 USD	9,180,000 GBP	Morgan Stanley	11/08/2024	—	(388,433)
61,381,242 USD	643,528,000 NOK	Morgan Stanley	11/08/2024	—	(2,878,342)
18,210,000 CHF	21,508,297 USD	State Street	11/08/2024	411,779	—
26,556,000 GBP	35,265,040 USD	State Street	11/08/2024	1,022,618	—
4,638,699,000 JPY	30,292,951 USD	State Street	11/08/2024	—	(252,576)
15,626,129 USD	157,845,000 SEK	State Street	11/08/2024	—	(808,389)
27,521,000 EUR	30,766,056 USD	UBS	11/08/2024	825,208	—
7,550,000 EUR	8,208,964 USD	UBS	11/08/2024	—	(4,887)
49,031,000 NZD	30,693,161 USD	UBS	11/08/2024	1,386,548	—
147,217,000 SEK	13,801,292 USD	UBS	11/08/2024	—	(18,742)
4,591,224,000 JPY	31,875,089 USD	Wells Fargo	11/08/2024	1,642,182	—
16,183,642 USD	24,585,000 AUD	Wells Fargo	11/08/2024	—	(3,565)
32,318,111 USD	4,591,224,000 JPY	Wells Fargo	11/08/2024	—	(2,085,204)
Total				6,604,605	(11,177,583)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	124	11/2024	EUR	9,127,640	—	(269,525)
FTSE/MIB Index	56	12/2024	EUR	9,541,280	129,461	—
IBEX 35 Index	150	11/2024	EUR	17,472,450	—	(392,235)
MSCI Emerging Markets Index	328	12/2024	USD	18,474,600	469,253	—
MSCI Emerging Markets Index	152	12/2024	USD	8,561,400	—	(54,262)
Russell 2000 Index E-mini	83	12/2024	USD	9,165,690	9,754	—
S&P 500 Index E-mini	153	12/2024	USD	43,899,525	368,116	—
U.S. Treasury 10-Year Note	600	12/2024	USD	66,281,250	—	(2,176,140)
Total					976,584	(2,892,162)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(74)	12/2024	EUR	(35,431,200)	—	(696,212)
MSCI EAFE Index	(202)	12/2024	USD	(23,737,020)	893,981	—
Total					893,981	(696,212)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	136,504,259	4,533,430	(5,469,902)	484,433	136,052,220	—	(922,243)	4,516,741	4,602,579
Columbia Contrarian Core Fund, Institutional 3 Class
	200,188,812	799	(22,872,075)	26,844,280	204,161,816	—	5,336,036	—	5,308,420
Columbia Corporate Income Fund, Institutional 3 Class
	91,264,600	3,150,130	(2,236,272)	331,393	92,509,851	—	(400,539)	3,144,518	10,121,428
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	16,989,911	708,267	(981,651)	522,934	17,239,461	—	21,839	707,726	1,803,291

Columbia Capital Allocation Moderate Aggressive Portfolio | 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Emerging Markets Fund, Institutional 3 Class
	65,435,723	3,817	(3,822,792)	6,888,144	68,504,892	—	1,806,584	—	4,982,174
Columbia High Yield Bond Fund, Institutional 3 Class
	152,828,727	6,842,165	(7,093,786)	3,797,242	156,374,348	—	(721,451)	6,837,148	14,254,726
Columbia Large Cap Growth Fund, Institutional 3 Class
	228,197,118	5,488,538	(47,075,058)	25,152,298	211,762,896	—	15,675,428	—	2,778,676
Columbia Large Cap Value Fund, Institutional 3 Class
	168,598,456	31,176,954	(36,039,978)	14,932,115	178,667,547	—	7,188,376	2,272,425	10,020,614
Columbia Overseas Core Fund, Institutional 3 Class
	201,157,229	1,798,827	(14,712,803)	14,341,880	202,585,133	—	472,833	1,798,144	19,147,933
Columbia Quality Income Fund, Institutional 3 Class
	108,830,224	3,523,653	(5,497,442)	506,709	107,363,144	—	(1,138,571)	3,491,831	6,086,346
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	186,294,792	6,019,411	(19,648,580)	17,069,752	189,735,375	5,514,072	5,307,296	502,780	8,983,682
Columbia Select Small Cap Value Fund, Institutional 3 Class
	21,602,077	2,687	(1,788,007)	3,000,071	22,816,828	—	280,051	—	861,663
Columbia Short-Term Cash Fund, 5.040%
	22,316,287	100,484,541	(92,518,342)	(778)	30,281,708	—	1,217	1,070,557	30,287,765
Columbia Small Cap Growth Fund, Institutional 3 Class
	22,414,756	2,052	(4,333,782)	5,155,810	23,238,836	—	(454,066)	—	811,979
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	54,206,831	1,372,788	(948,851)	(372,649)	54,258,119	—	(152,888)	1,359,973	5,447,602
Total	1,676,829,802			118,653,634	1,695,552,174	5,514,072	32,299,902	25,701,843

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2024.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Moderate Aggressive Portfolio | 2024

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, October 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 80.0%
	Shares	Value ($)
International 20.0%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	5,694,180	78,294,974
Columbia Overseas Core Fund, Institutional 3 Class(a)	17,009,259	179,957,953
Total		258,252,927
U.S. Large Cap 56.6%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,017,906	192,988,667
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,480,190	189,015,281
Columbia Large Cap Value Fund, Institutional 3 Class(a)	8,946,993	159,524,880
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	9,026,133	190,631,938
Total		732,160,766
U.S. Small Cap 3.4%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	818,208	21,666,156
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	773,263	22,130,783
Total		43,796,939
Total Equity Funds (Cost $857,353,166)		1,034,210,632

Fixed Income Funds 18.0%

Emerging Markets 0.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	682,480	6,524,502
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 7.1%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,361,449	91,725,098
Investment Grade 10.4%
Columbia Corporate Income Fund, Institutional 3 Class(a)	5,356,560	48,958,956
Columbia Quality Income Fund, Institutional 3 Class(a)	3,450,423	60,865,474
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,425,145	24,154,443
Total		133,978,873
Total Fixed Income Funds (Cost $235,483,190)		232,228,473

Money Market Funds 1.7%

Columbia Short-Term Cash Fund, 5.040%(a),(c)	21,661,284	21,656,952
Total Money Market Funds (Cost $21,656,804)		21,656,952
Total Investments in Securities (Cost: $1,114,493,160)		1,288,096,057
Other Assets & Liabilities, Net		3,932,160
Net Assets		1,292,028,217
At October 31, 2024, securities and/or cash totaling $8,895,804 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
18,250,000 EUR	20,338,895 USD	Barclays	11/08/2024	484,221	—
19,541,096 USD	15,049,000 GBP	Barclays	11/08/2024	—	(136,284)
26,537,034 USD	42,477,000 NZD	Barclays	11/08/2024	—	(1,147,852)
23,653,000 CHF	28,055,463 USD	Citi	11/08/2024	653,160	—
26,688,008 USD	270,535,000 SEK	Goldman Sachs International	11/08/2024	—	(1,291,465)
40,135,261 USD	58,749,000 AUD	HSBC	11/08/2024	—	(1,470,899)
6,086,000 CHF	7,034,624 USD	Morgan Stanley	11/08/2024	—	(16,085)
26,375,208 USD	36,656,000 CAD	Morgan Stanley	11/08/2024	—	(45,188)

Columbia Capital Allocation Aggressive Portfolio | 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
10,318,438 USD	7,748,000 GBP	Morgan Stanley	11/08/2024	—	(327,841)
53,173,873 USD	557,481,000 NOK	Morgan Stanley	11/08/2024	—	(2,493,475)
16,028,000 CHF	18,931,081 USD	State Street	11/08/2024	362,438	—
22,828,000 GBP	30,314,443 USD	State Street	11/08/2024	879,061	—
4,038,657,000 JPY	26,374,386 USD	State Street	11/08/2024	—	(219,904)
13,610,260 USD	137,482,000 SEK	State Street	11/08/2024	—	(704,102)
23,843,000 EUR	26,654,376 USD	UBS	11/08/2024	714,924	—
6,705,000 EUR	7,290,212 USD	UBS	11/08/2024	—	(4,340)
42,477,000 NZD	26,590,390 USD	UBS	11/08/2024	1,201,207	—
126,888,000 SEK	11,895,490 USD	UBS	11/08/2024	—	(16,154)
3,947,564,000 JPY	27,406,407 USD	Wells Fargo	11/08/2024	1,411,958	—
14,210,798 USD	21,588,000 AUD	Wells Fargo	11/08/2024	—	(3,130)
27,787,320 USD	3,947,564,000 JPY	Wells Fargo	11/08/2024	—	(1,792,872)
Total				5,706,969	(9,669,591)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	104	11/2024	EUR	7,655,440	—	(226,053)
FTSE/MIB Index	47	12/2024	EUR	8,007,860	108,655	—
IBEX 35 Index	127	11/2024	EUR	14,793,341	—	(332,092)
MSCI Emerging Markets Index	328	12/2024	USD	18,474,600	469,253	—
MSCI Emerging Markets Index	116	12/2024	USD	6,533,700	—	(41,410)
Russell 2000 Index E-mini	48	12/2024	USD	5,300,640	5,641	—
S&P 500 Index E-mini	127	12/2024	USD	36,439,475	305,560	—
U.S. Treasury 10-Year Note	415	12/2024	USD	45,844,531	—	(1,505,163)
Total					889,109	(2,104,718)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(62)	12/2024	EUR	(29,685,600)	—	(583,313)
MSCI EAFE Index	(161)	12/2024	USD	(18,919,110)	712,530	—
Total					712,530	(583,313)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Contrarian Core Fund, Institutional 3 Class
	184,522,329	—	(15,663,430)	24,129,768	192,988,667	—	5,861,101	—	5,017,906
Columbia Corporate Income Fund, Institutional 3 Class
	47,653,593	1,926,701	(577,515)	(43,823)	48,958,956	—	10,976	1,653,722	5,356,560
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	6,249,013	281,684	(204,501)	198,306	6,524,502	—	3,665	265,351	682,480
Columbia Emerging Markets Fund, Institutional 3 Class
	72,248,203	675,333	(2,989,397)	8,360,835	78,294,974	—	1,406,114	—	5,694,180
Columbia Capital Allocation Aggressive Portfolio | 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia High Yield Bond Fund, Institutional 3 Class
	87,410,118	4,389,077	(1,962,377)	1,888,280	91,725,098	—	(84,364)	3,971,889	8,361,449
Columbia Large Cap Growth Fund, Institutional 3 Class
	198,961,022	5,571,717	(37,371,374)	21,853,916	189,015,281	—	14,308,816	—	2,480,190
Columbia Large Cap Value Fund, Institutional 3 Class
	142,779,229	30,810,845	(27,415,623)	13,350,429	159,524,880	—	5,747,118	1,991,342	8,946,993
Columbia Overseas Core Fund, Institutional 3 Class
	172,511,015	2,466,218	(7,593,961)	12,574,681	179,957,953	—	309,777	1,584,276	17,009,259
Columbia Quality Income Fund, Institutional 3 Class
	60,543,745	2,480,975	(1,712,331)	(446,915)	60,865,474	—	93,150	1,960,370	3,450,423
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	183,117,852	6,006,066	(14,107,361)	15,615,381	190,631,938	5,504,187	6,518,699	501,879	9,026,133
Columbia Select Small Cap Value Fund, Institutional 3 Class
	19,614,341	341,844	(868,098)	2,578,069	21,666,156	—	471,540	—	818,208
Columbia Short-Term Cash Fund, 5.040%
	14,351,376	74,971,027	(67,665,048)	(403)	21,656,952	—	232	741,032	21,661,284
Columbia Small Cap Growth Fund, Institutional 3 Class
	20,480,322	65,360	(1,996,157)	3,581,258	22,130,783	—	815,489	—	773,263
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	23,869,328	762,678	(242,087)	(235,476)	24,154,443	—	5,687	603,034	2,425,145
Total	1,234,311,486			103,404,306	1,288,096,057	5,504,187	35,468,000	13,272,895

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2024.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Capital Allocation Aggressive Portfolio | 2024

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